Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 6.7%
33,393	(1)	Afterpay Touch Group Ltd.	$ 1,968,339	0.1
97,887		AGL Energy Ltd.	955,801	0.0
537,314	(2)	AMP Ltd.	505,973	0.0
39,042		Ampol Ltd.	673,813	0.0
184,477		APA Group	1,371,344	0.1
89,853		Aristocrat Leisure Ltd.	1,959,564	0.1
30,269		ASX Ltd.	1,769,698	0.1
299,456		Aurizon Holdings Ltd.	921,238	0.0
291,347		AusNet Services	393,299	0.0
443,136		Australia & New Zealand Banking Group Ltd.	5,528,568	0.3
874,585	(1),(3)	BGP Holdings PLC	–	–
460,272	(2)	BHP Group Ltd.	11,890,490	0.5
329,999		BHP Group PLC	7,040,282	0.3
78,533		BlueScope Steel Ltd.	723,589	0.0
237,136		Brambles Ltd.	1,800,584	0.1
14,953	(1)	CIMIC Group Ltd.	200,292	0.0
79,238		Coca-Cola Amatil Ltd.	542,376	0.0
10,263		Cochlear Ltd.	1,466,261	0.1
208,561		Coles Group Ltd.	2,540,853	0.1
276,590		Commonwealth Bank of Australia	12,727,651	0.6
76,110		Computershare Ltd.	673,324	0.0
58,231		Crown Resorts Ltd.	369,910	0.0
70,942		CSL Ltd.	14,654,269	0.7
170,494		Dexus	1,092,001	0.1
253,160		Evolution Mining Ltd.	1,057,560	0.1
264,769		Fortescue Metals Group Ltd.	3,110,515	0.1
257,286		Goodman Group	3,331,195	0.2
304,560		GPT Group	856,788	0.0
361,333		Insurance Australia Group Ltd.	1,143,409	0.1
103,413		Lendlease Corp., Ltd.	826,112	0.0
52,602		Macquarie Group Ltd.	4,559,769	0.2
19,950		Magellan Financial Group Ltd.	822,818	0.0
430,590		Medibank Pvt Ltd.	776,956	0.0
615,074		Mirvac Group	964,189	0.1
499,391		National Australia Bank Ltd.	6,415,652	0.3
126,317		Newcrest Mining Ltd.	2,864,356	0.1
115,707		Northern Star Resources Ltd.	1,146,546	0.1
308,515	(2)	Oil Search Ltd.	590,107	0.0
63,252		Orica Ltd.	704,237	0.0
275,366		Origin Energy Ltd.	852,786	0.0
142,865	(1),(2)	Qantas Airways Ltd.	418,972	0.0
226,843		QBE Insurance Group Ltd.	1,410,972	0.1
28,609		Ramsay Health Care Ltd.	1,364,043	0.1
8,237	(2)	REA Group Ltd.	655,903	0.0
58,040		Rio Tinto Ltd.	3,964,215	0.2
276,839		Santos Ltd.	978,844	0.1
810,967		Scentre Group	1,291,181	0.1
52,293		Seek Ltd.	806,696	0.0
70,561		Sonic Healthcare Ltd.	1,675,627	0.1
757,201		South32 Ltd. - AUD	1,123,729	0.1
372,795		Stockland	1,018,411	0.1
197,150		Suncorp Group Ltd.	1,203,507	0.1
206,606	(2)	Sydney Airport	877,347	0.0
346,404		TABCORP Holdings Ltd.	834,182	0.0
650,833		Telstra Corp., Ltd.	1,303,132	0.1
58,026	(1)	TPG Telecom Ltd.	306,201	0.0
427,623		Transurban Group - Stapled Security	4,366,417	0.2
112,564		Treasury Wine Estates Ltd.	723,253	0.0
601,571		Vicinity Centres	600,732	0.0
16,843	(2)	Washington H Soul Pattinson & Co. Ltd.	286,099	0.0
177,156		Wesfarmers Ltd.	5,662,664	0.3
564,305		Westpac Banking Corp.	6,861,560	0.3
22,400		WiseTech Global Ltd.	419,546	0.0
149,113		Woodside Petroleum Ltd.	1,892,554	0.1
197,192		Woolworths Group Ltd.	5,156,313	0.2
			146,994,614	6.7

		Austria: 0.1%
11,382		Andritz AG	351,316	0.0
43,680	(1)	Erste Group Bank AG	914,682	0.1
23,026	(1)	OMV AG	630,020	0.0
23,143	(1)	Raiffeisen International Bank Holding AG	354,228	0.0
10,646	(2)	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	581,405	0.0
18,146	(2)	Voestalpine AG	478,256	0.0
			3,309,907	0.1

		Belgium: 0.9%
27,358		Ageas SA/NV	1,119,472	0.1
119,052		Anheuser-Busch InBev SA/NV	6,409,850	0.3
8,658	(2)	Colruyt S.A.	561,878	0.0
4,830	(2)	Elia System Operator SA/NV	482,851	0.0
6,572	(1),(2)	Galapagos NV	931,717	0.0
17,648		Groupe Bruxelles Lambert S.A.	1,591,010	0.1
39,062		KBC Group NV	1,958,818	0.1
23,783		Proximus SADP	433,876	0.0
2,410		Sofina SA	657,950	0.0
11,588		Solvay S.A.	996,950	0.1
7,165		Telenet Group Holding NV	278,105	0.0
19,767		UCB S.A.	2,245,024	0.1
30,820		Umicore SA	1,281,951	0.1
			18,949,452	0.9

		China: 0.2%
6,299	(1),(2)	BeiGene Ltd. ADR	1,804,286	0.1
578,417		BOC Hong Kong Holdings Ltd.	1,533,375	0.1
269,200	(4)	Budweiser Brewing Co. APAC Ltd.	787,367	0.0
113,000		Microport Scientific Corp.	451,865	0.0
			4,576,893	0.2

		Denmark: 2.5%
25,526	(2)	Ambu A/S	718,797	0.0
505		AP Moller - Maersk A/S - Class A	739,213	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
1,022		AP Moller - Maersk A/S - Class B	$ 1,615,661	0.1
16,095		Carlsberg A/S	2,168,353	0.1
16,492		Chr Hansen Holding A/S	1,830,711	0.1
18,574		Coloplast A/S	2,943,776	0.1
107,842	(1)	Danske Bank A/S	1,458,682	0.1
32,343		DSV PANALPINA A/S	5,246,137	0.2
10,174	(1)	Genmab A/S	3,692,201	0.2
20,019		GN Store Nord A/S	1,508,167	0.1
10,898		H Lundbeck A/S	358,940	0.0
269,043		Novo Nordisk A/S	18,640,533	0.9
32,519		Novozymes A/S	2,043,897	0.1
29,565	(4)	Orsted A/S	4,075,844	0.2
15,635		Pandora A/S	1,127,875	0.1
18,896		Tryg A/S	594,893	0.0
30,768		Vestas Wind Systems A/S	4,972,310	0.2
16,923	(1),(2)	Demant A/S	530,724	0.0
			54,266,714	2 .5

		Finland: 1.2%
22,238		Elisa OYJ	1,307,406	0.1
69,443		Fortum OYJ	1,404,019	0.1
53,106		Kone Oyj	4,662,920	0.2
66,147		Neste Oyj	3,483,303	0.2
883,387	(1)	Nokia OYJ - Finland	3,457,471	0.1
506,570	(1)	Nordea Bank Abp	3,849,291	0.2
16,440		Orion Oyj	744,846	0.0
73,646		Sampo OYJ	2,916,610	0.1
90,956		Stora Enso OYJ	1,423,658	0.1
83,450		UPM-Kymmene OYJ	2,539,975	0.1
69,387	(2)	Wartsila OYJ	544,907	0.0
			26,334,406	1.2

		France: 9.8%
29,624	(1),(2)	Accor S.A.	829,182	0.0
4,642	(2)	Aeroports de Paris	460,512	0.0
73,970		Air Liquide SA	11,725,031	0.5
30,031	(1)	Alstom SA	1,500,147	0.1
9,483	(1),(4)	Amundi SA	668,410	0.0
10,782		Arkema SA	1,143,160	0.1
15,365	(1)	Atos SE	1,234,679	0.1
302,201		AXA S.A.	5,593,160	0.3
6,477		BioMerieux	1,013,853	0.0
175,746	(1)	BNP Paribas	6,357,569	0.3
137,972		Bollore SA	513,921	0.0
35,632		Bouygues SA	1,231,319	0.1
45,930	(1)	Bureau Veritas SA	1,035,329	0.0
25,153		Capgemini SE	3,227,033	0.1
94,662		Carrefour S.A.	1,512,622	0.1
80,903	(1)	Cie de Saint-Gobain	3,388,818	0.2
26,532		Cie Generale des Etablissements Michelin SCA	2,848,162	0.1
26,838	(1)	CNP Assurances	336,584	0.0
8,120		Covivio	570,181	0.0
180,409	(1)	Credit Agricole SA	1,574,058	0.1
96,482		Danone	6,249,662	0.3
392	(1)	Dassault Aviation SA	330,674	0.0
20,554		Dassault Systemes SE	3,835,031	0.2
37,999		Edenred	1,706,021	0.1
13,024	(1)	Eiffage SA	1,062,956	0.1
97,051		Electricite de France SA	1,025,200	0.0
285,569	(1)	Engie SA	3,816,229	0.2
44,435	(1)	EssilorLuxottica SA	6,049,256	0.3
6,146	(1)	Eurazeo SE	332,746	0.0
2,062	(1),(2)	Eurofins Scientific SE	1,633,458	0.1
11,870	(1)	Faurecia SE	511,652	0.0
7,168		Gecina S.A.	944,932	0.0
68,794	(1)	Getlink SE	931,909	0.0
4,948		Hermes International	4,261,504	0.2
4,661		ICADE	261,159	0.0
2,313		Iliad SA	424,286	0.0
9,463	(1),(2)	Ingenico Group SA	1,466,136	0.1
5,897		Ipsen SA	616,440	0.0
13,309	(1)	JC Decaux SA	230,090	0.0
11,838		Kering SA	7,852,696	0.4
30,759	(2)	Klepierre SA	430,566	0.0
13,438	(4)	La Francaise des Jeux SAEM	492,995	0.0
41,737		Legrand S.A.	3,324,343	0.2
39,268		L'Oreal S.A.	12,779,023	0.6
43,399		LVMH Moet Hennessy Louis Vuitton SE	20,306,539	0.9
147,896	(1),(2)	Natixis SA	332,367	0.0
311,926		Orange SA	3,248,902	0.2
8,082	(1)	Orpea	918,257	0.0
33,176		Pernod Ricard SA	5,289,478	0.2
91,956	(1),(2)	Peugeot S.A.	1,667,582	0.1
33,833		Publicis Groupe	1,090,443	0.1
3,528	(2)	Remy Cointreau SA	643,976	0.0
30,054	(1)	Renault S.A.	779,632	0.0
50,067	(1)	Safran S.A.	4,925,977	0.2
176,436		Sanofi	17,681,077	0.8
4,324		Sartorius Stedim Biotech	1,492,493	0.1
86,385		Schneider Electric SE	10,737,624	0.5
24,791	(1)	SCOR SE	690,234	0.0
3,539		SEB SA	575,696	0.0
59,954		SES S.A. - Luxembourg	424,440	0.0
126,754	(1)	Societe Generale	1,682,533	0.1
13,833		Sodexo SA	986,074	0.0
54,035		Suez SA	998,412	0.0
9,181		Teleperformance	2,830,538	0.1
16,659		Thales S.A.	1,248,561	0.1
386,205	(2)	Total SE	13,263,344	0.6
14,148	(1)	UbiSoft Entertainment	1,275,139	0.1
21,636	(2)	Unibail-Rodamco-Westfield	797,936	0.0
35,802		Valeo SA	1,099,421	0.1
84,258		Veolia Environnement	1,817,967	0.1
80,510		Vinci SA	6,727,179	0.3
129,646		Vivendi SA	3,620,888	0.2
4,192		Wendel SE	380,265	0.0
21,403	(1),(4)	Worldline SA/France	1,752,557	0.1
			216,618,225	9.8

		Germany: 8.7%
29,748	(1)	Adidas AG	9,606,940	0.4
65,181		Allianz SE	12,510,249	0.6
156,047	(1)	Aroundtown SA	783,338	0.0
143,507		BASF SE	8,739,062	0.4
153,498		Bayer AG	9,469,919	0.4
51,767		Bayerische Motoren Werke AG	3,757,123	0.2
15,760		Beiersdorf AG	1,789,360	0.1
24,156		Brenntag AG	1,535,892	0.1
6,293		Carl Zeiss Meditec AG	794,814	0.0
156,645	(1)	Commerzbank AG	770,344	0.0
17,199		Continental AG	1,863,837	0.1
27,182	(4)	Covestro AG	1,347,964	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
133,725		Daimler AG	$ 7,213,852	0.3
20,014	(1),(4)	Delivery Hero SE	2,296,405	0.1
306,984	(1)	Deutsche Bank AG	2,587,709	0.1
29,686		Deutsche Boerse AG	5,204,589	0.2
46,759	(1),(2)	Deutsche Lufthansa AG	405,018	0.0
154,558		Deutsche Post AG	7,013,197	0.3
520,765		Deutsche Telekom AG	8,670,811	0.4
53,430		Deutsche Wohnen SE	2,670,409	0.1
351,026	(2)	E.ON AG	3,869,177	0.2
32,787		Evonik Industries AG	848,170	0.0
6,506	(1),(2)	Fraport AG Frankfurt Airport Services Worldwide	256,153	0.0
65,360		Fresenius SE & Co. KGaA	2,972,219	0.1
33,319		Fresenius Medical Care AG & Co. KGaA	2,816,696	0.1
23,987		GEA Group AG	840,466	0.0
9,428		Hannover Rueck SE	1,459,565	0.1
23,267		HeidelbergCement AG	1,421,759	0.1
16,248		Henkel AG & Co. KGaA	1,519,654	0.1
3,866		Hochtief AG	300,117	0.0
195,449		Infineon Technologies AG	5,508,917	0.3
10,155		KION Group AG	867,132	0.0
11,330		Knorr-Bremse AG	1,334,246	0.1
12,989		LANXESS AG	743,186	0.0
10,790		LEG Immobilien AG	1,538,004	0.1
20,207		Merck KGaA	2,946,043	0.1
28,153		METRO AG	280,373	0.0
8,301		MTU Aero Engines AG	1,376,071	0.1
21,890		Muenchener Rueckversicherungs-Gesellschaft AG	5,564,851	0.3
9,029		Nemetschek SE	659,945	0.0
12,970	(1)	Puma SE	1,165,947	0.1
100,373		RWE AG	3,758,927	0.2
163,155		SAP SE	25,406,347	1.2
16,823	(4)	Scout24 AG	1,467,429	0.1
119,527		Siemens AG	15,095,044	0.7
41,978	(4)	Siemens Healthineers AG	1,884,338	0.1
59,764	(1)	Siemens Energy AG	1,611,613	0.1
20,115		Symrise AG	2,778,351	0.1
20,326	(1)	TeamViewer AG	1,002,481	0.0
162,800		Telefonica Deutschland Holding AG	416,078	0.0
63,267	(1),(2)	ThyssenKrupp AG	318,344	0.0
31,470		Uniper SE	1,015,830	0.1
16,671		United Internet AG	637,550	0.0
5,075	(1)	Volkswagen AG	887,035	0.0
80,491		Vonovia SE	5,517,930	0.3
23,720	(1),(4)	Zalando SE	2,216,170	0.1
			191,332,990	8.7

		Hong Kong: 2.8%
1,889,099		AIA Group Ltd.	18,777,828	0.9
47,900		ASM Pacific Technology Ltd.	490,360	0.0
204,552	(2)	Bank of East Asia Ltd.	377,616	0.0
404,199		CK Asset Holdings Ltd.	1,986,127	0.1
421,699		CK Hutchison Holdings Ltd.	2,555,392	0.1
103,402		CK Infrastructure Holdings Ltd.	485,245	0.0
256,865		CLP Holdings Ltd.	2,398,414	0.1
52,887		Dairy Farm International Holdings Ltd.	200,178	0.0
316,823		Hang Lung Properties Ltd.	807,444	0.0
119,536		Hang Seng Bank Ltd.	1,770,900	0.1
227,059		Henderson Land Development Co., Ltd.	843,097	0.1
414,500		HK Electric Investments & HK Electric Investments Ltd.	428,539	0.0
591,867		HKT Trust / HKT Ltd.	785,589	0.0
1,667,078		Hong Kong & China Gas	2,420,661	0.1
188,188		Hong Kong Exchanges and Clearing Ltd.	8,858,666	0.4
182,433		Hongkong Land Holdings Ltd. - HKHGF	679,679	0.0
34,404		Jardine Matheson Holdings Ltd.	1,367,614	0.1
34,700		Jardine Strategic Holdings Ltd.	687,991	0.0
102,560		Kerry Properties Ltd.	263,768	0.0
321,532		Link REIT	2,634,757	0.1
33,525		Melco Resorts & Entertainment Ltd. ADR	558,191	0.0
240,644		MTR Corp.	1,194,294	0.1
238,273		New World Development Co. Ltd.	1,163,180	0.1
71,712	(1)	Pacific Century Premium Developments Ltd.	18,910	0.0
664,000		PCCW Ltd.	397,220	0.0
216,845		Power Assets Holdings Ltd.	1,142,938	0.1
488,626		Sino Land Co.	572,038	0.0
203,471		Sun Hung Kai Properties Ltd.	2,622,035	0.1
77,620		Swire Pacific Ltd. - Class A	375,796	0.0
183,025		Swire Properties Ltd.	484,940	0.0
214,500		Techtronic Industries Co., Ltd.	2,851,929	0.1
1,496,500	(4)	WH Group Ltd.	1,220,706	0.1
261,361	(2)	Wharf Real Estate Investment Co. Ltd.	1,071,335	0.1
			62,493,377	2.8

		Ireland: 0.7%
61,766		CRH PLC	2,239,730	0.1
15,384		DCC PLC	1,190,923	0.0
69,263		James Hardie Industries SE	1,660,360	0.1
24,838		Kerry Group PLC - KYG	3,181,410	0.1
24,055	(1)	Kingspan Group Plc	2,189,169	0.1
24,131	(1)	Flutter Entertainment PLC	3,829,814	0.2
35,336		Smurfit Kappa PLC	1,386,521	0.1
			15,677,927	0.7

		Israel: 0.6%
6,635	(2)	Azrieli Group Ltd.	296,223	0.0
177,441		Bank Hapoalim BM	948,060	0.1
227,007		Bank Leumi Le-Israel BM	999,368	0.1
17,873	(1)	Check Point Software Technologies	2,150,837	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
5,922	(1)	CyberArk Software Ltd.	$ 612,453	0.0
4,143	(2)	Elbit Systems Ltd.	502,904	0.0
110,110		ICL Group Ltd.	389,080	0.0
181,995		Israel Discount Bank Ltd.	490,968	0.0
22,045		Mizrahi Tefahot Bank Ltd.	391,030	0.0
9,715	(1)	Nice Ltd.	2,202,630	0.1
170,879	(1)	Teva Pharmaceutical Industries Ltd. ADR	1,539,620	0.1
7,998	(1)	Wix.com Ltd.	2,038,290	0.1
			12,561,463	0.6

		Italy: 1.9%
171,804		Assicurazioni Generali S.p.A.	2,421,492	0.1
77,467	(1)	Atlantia S.p.A	1,213,238	0.1
90,808	(2)	Davide Campari-Milano NV	991,124	0.0
3,936		DiaSorin SpA	791,896	0.0
1,270,788		Enel S.p.A.	11,025,312	0.5
397,745		ENI S.p.A.	3,108,821	0.1
19,708		Ferrari NV	3,616,812	0.2
95,270	(1)	FinecoBank Banca Fineco SpA	1,312,230	0.1
63,276	(2)	Leonardo SpA	369,575	0.0
37,524	(4)	Infrastrutture Wireless Italiane SpA	413,978	0.0
2,584,755	(1)	Intesa Sanpaolo SpA	4,863,037	0.2
97,102		Mediobanca Banca di Credito Finanziario SpA	760,888	0.0
30,290	(1)	Moncler SpA	1,239,521	0.1
58,892	(1),(4)	Nexi SpA	1,180,334	0.1
62,540	(1),(2),(4)	Pirelli & C SpA	267,969	0.0
81,684	(4)	Poste Italiane SpA	723,871	0.0
37,732		Prysmian SpA	1,095,278	0.1
16,348		Recordati Industria Chimica e Farmaceutica SpA	837,431	0.0
318,471		Snam SpA	1,637,833	0.1
1,307,359		Telecom Italia S.p.A. - TIT	523,998	0.0
942,449		Telecom Italia S.p.A. - TITR	380,538	0.0
219,984		Terna Rete Elettrica Nazionale SpA	1,539,194	0.1
331,730	(1)	UniCredit SpA	2,740,844	0 .1
			43,055,214	1.9

		Japan: 25.2%
5,200		ABC-Mart, Inc.	270,744	0.0
62,443	(2)	Acom Co., Ltd.	271,620	0.0
31,200		Advantest Corp.	1,517,587	0.1
16,042		Aeon Mall Co., Ltd.	225,502	0.0
102,280		Aeon Co., Ltd.	2,751,419	0.1
30,221		AGC, Inc.	888,178	0.1
28,743		Air Water, Inc.	388,741	0.0
25,311		Aisin Seiki Co., Ltd.	809,803	0.0
73,028		Ajinomoto Co., Inc.	1,496,712	0.1
29,368		Alfresa Holdings Corp.	643,242	0.0
50,489		Amada Co. Ltd.	472,312	0.0
17,989	(1),(2)	ANA Holdings, Inc.	416,095	0.0
18,468	(2)	Aozora Bank Ltd.	306,652	0.0
70,958		Asahi Group Holdings, Ltd.	2,473,073	0.1
30,500		Asahi Intecc Co. Ltd.	958,574	0.1
196,153	(2)	Asahi Kasei Corp.	1,711,167	0.1
290,920		Astellas Pharma, Inc.	4,336,627	0.2
31,193		Bandai Namco Holdings, Inc.	2,285,513	0.1
8,911		Bank of Kyoto Ltd./The	430,849	0.0
11,237		Benesse Holdings, Inc.	289,228	0.0
83,643		Bridgestone Corp.	2,643,885	0.1
34,886		Brother Industries Ltd.	554,945	0.0
13,601		Calbee, Inc.	447,989	0.0
156,393		Canon, Inc.	2,594,022	0.1
30,387	(2)	Casio Computer Co., Ltd.	492,035	0.0
22,528		Central Japan Railway Co.	3,229,157	0.2
82,866		Chiba Bank Ltd.	457,233	0.0
100,742		Chubu Electric Power Co., Inc.	1,225,371	0.1
104,918		Chugai Pharmaceutical Co., Ltd.	4,708,246	0.2
45,372	(2)	Chugoku Electric Power Co., Inc.	567,278	0.0
19,400		Coca-Cola Bottlers Japan, Inc.	324,757	0.0
160,609		Concordia Financial Group Ltd.	558,627	0.0
3,100		Cosmos Pharmaceutical Corp.	540,238	0.0
15,800		CyberAgent, Inc.	975,674	0.1
37,974		Dai Nippon Printing Co., Ltd.	769,722	0.0
36,984		Daicel Corp.	266,565	0.0
15,800		Daifuku Co., Ltd.	1,594,811	0.1
168,683		Dai-ichi Life Holdings, Inc.	2,380,176	0.1
265,779		Daiichi Sankyo Co., Ltd.	8,158,821	0.4
38,898		Daikin Industries Ltd.	7,187,352	0.3
10,081		Daito Trust Construction Co., Ltd.	893,628	0.1
88,554		Daiwa House Industry Co., Ltd.	2,271,172	0.1
309		Daiwa House REIT Investment Corp.	788,469	0.0
225,821		Daiwa Securities Group, Inc.	949,784	0.1
67,767		Denso Corp.	2,970,346	0.1
33,803		Dentsu Group, Inc.	997,747	0.1
4,500		Disco Corp.	1,100,272	0.1
47,233		East Japan Railway Co.	2,904,769	0.1
39,379		Eisai Co., Ltd.	3,596,576	0.2
21,442		Electric Power Development Co., Ltd.	330,727	0.0
27,700		FamilyMart Co. Ltd.	624,226	0.0
29,993		Fanuc Ltd.	5,756,124	0.3
9,042		Fast Retailing Co., Ltd.	5,682,187	0.3
19,823		Fuji Electric Co. Ltd.	628,402	0.0
56,260		Fuji Film Holdings Corp.	2,773,160	0.1
30,713		Fujitsu Ltd.	4,195,938	0.2
26,943		Fukuoka Financial Group, Inc.	452,856	0.0
569		GLP J-Reit	875,741	0.1
6,400	(2)	GMO Payment Gateway, Inc.	685,585	0.0
36,500		Hakuhodo DY Holdings, Inc.	471,995	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
21,942		Hamamatsu Photonics KK	$ 1,108,875	0.1
35,757		Hankyu Hanshin Holdings, Inc.	1,149,557	0.1
3,200		Hikari Tsushin, Inc.	763,484	0.0
44,932		Hino Motors Ltd.	291,551	0.0
5,064		Hirose Electric Co., Ltd.	654,296	0.0
8,029		Hisamitsu Pharmaceutical Co., Inc.	410,481	0.0
16,810		Hitachi Construction Machinery Co., Ltd.	609,156	0.0
151,191		Hitachi Ltd.	5,119,246	0.2
33,510		Hitachi Metals Ltd.	516,727	0.0
254,742		Honda Motor Co., Ltd.	6,049,431	0.3
7,900		Hoshizaki Corp.	630,391	0.0
58,737		Hoya Corp.	6,632,367	0.3
47,464		Hulic Co. Ltd.	445,362	0.0
30,255	(2)	Idemitsu Kosan Co., Ltd.	645,968	0.0
22,991		Iida Group Holdings Co. Ltd.	465,330	0.0
160,016		Inpex Corp.	858,676	0.1
52,666	(2)	Isetan Mitsukoshi Holdings Ltd.	279,598	0.0
86,268		Isuzu Motors Ltd.	754,480	0.0
8,400		Ito En Ltd.	599,073	0.0
210,516	(2)	Itochu Corp.	5,390,439	0.3
15,000		Itochu Techno-Solutions Corp.	569,032	0.0
17,378	(1)	Japan Airlines Co. Ltd.	324,130	0.0
7,900	(2)	Japan Airport Terminal Co., Ltd.	349,989	0.0
79,714		Japan Exchange Group, Inc.	2,234,247	0.1
63,300		Japan Post Bank Co. Ltd.	493,728	0.0
35,200		Japan Post Insurance Co. Ltd.	554,234	0.0
246,300		Japan Post Holdings Co. Ltd.	1,679,533	0.1
123		Japan Prime Realty Investment Corp.	381,623	0.0
206		Japan Real Estate Investment Corp.	1,053,183	0.1
409		Japan Retail Fund Investment Corp.	632,732	0.0
187,602		Japan Tobacco, Inc.	3,422,571	0.2
76,902	(1)	JFE Holdings, Inc.	538,451	0.0
34,439		JGC Holdings Corp.	357,205	0.0
31,835		JSR Corp.	756,659	0.0
32,165		JTEKT Corp.	252,296	0.0
479,764		ENEOS Holdings, Inc.	1,711,734	0.1
70,254		Kajima Corp.	846,436	0.0
21,023		Kakaku.com, Inc.	554,248	0.0
15,360		Kamigumi Co., Ltd.	302,674	0.0
110,062		Kansai Electric Power Co., Inc.	1,066,709	0.1
27,753		Kansai Paint Co., Ltd.	689,800	0.0
75,275		Kao Corp.	5,650,952	0.3
22,253	(1)	Kawasaki Heavy Industries Ltd.	300,619	0.0
252,001		KDDI Corp.	6,338,217	0.3
15,000		Keihan Holdings Co., Ltd.	622,825	0.0
34,508		Keikyu Corp.	531,138	0.0
16,068		Keio Corp.	994,703	0.1
20,198		Keisei Electric Railway Co., Ltd.	570,473	0.0
28,488		Keyence Corp.	13,317,550	0.6
22,734		Kikkoman Corp.	1,261,142	0.1
26,797	(2)	Kintetsu Group Holdings Co., Ltd.	1,143,598	0.1
128,656		Kirin Holdings Co., Ltd.	2,416,495	0.1
7,700		Kobayashi Pharmaceutical Co., Ltd.	744,020	0.0
9,600		Kobe Bussan Co. Ltd.	528,683	0.0
16,300		Koito Manufacturing Co., Ltd.	831,719	0.0
136,883		Komatsu Ltd.	3,006,369	0.1
14,566		Konami Holdings Corp.	630,103	0.0
5,200		Kose Corp.	636,676	0.0
162,222		Kubota Corp.	2,906,568	0.1
49,967		Kuraray Co., Ltd.	484,807	0.0
15,448		Kurita Water Industries, Ltd.	510,845	0.0
50,194		Kyocera Corp.	2,873,936	0.1
42,214		Kyowa Kirin Co., Ltd.	1,201,278	0.1
59,360		Kyushu Electric Power Co., Inc.	538,580	0.0
23,400		Kyushu Railway Co.	500,303	0.0
11,800		Lasertec Corp.	969,947	0.1
7,864		Lawson, Inc.	374,976	0.0
5,700	(1)	LINE Corp.	290,139	0.0
35,100		Lion Corp.	720,571	0.0
41,592		LIXIL Group Corp.	840,670	0.0
68,900		M3, Inc.	4,261,897	0.2
35,008		Makita Corp.	1,675,458	0.1
258,156		Marubeni Corp.	1,465,656	0.1
29,719	(2)	Marui Group Co., Ltd.	570,286	0.0
8,800		Maruichi Steel Tube Ltd.	220,311	0.0
88,866		Mazda Motor Corp.	521,265	0.0
10,400		McDonald's Holdings Co. Japan Ltd.	505,835	0.0
144,862		Mebuki Financial Group, Inc.	328,720	0.0
28,700		Medipal Holdings Corp.	575,501	0.0
17,888		MEIJI Holdings Co., Ltd.	1,366,389	0.1
13,300	(1)	Mercari, Inc.	614,639	0.0
56,800		Minebea Mitsumi, Inc.	1,081,940	0.1
44,400		MISUMI Group, Inc.	1,244,840	0.1
200,148		Mitsubishi Chemical Holdings Corp.	1,155,331	0.1
208,893		Mitsubishi Corp.	4,999,931	0.2
285,361		Mitsubishi Electric Corp.	3,872,123	0.2
184,927		Mitsubishi Estate Co., Ltd.	2,801,202	0.1
24,739		Mitsubishi Gas Chemical Co., Inc.	460,231	0.0
50,119		Mitsubishi Heavy Industries Ltd.	1,109,670	0.1
17,451		Mitsubishi Materials Corp.	343,903	0.0
104,815	(1)	Mitsubishi Motors Corp.	231,445	0.0
1,909,906	(2)	Mitsubishi UFJ Financial Group, Inc.	7,622,203	0.4
63,076		Mitsubishi UFJ Lease & Finance Co., Ltd.	293,074	0.0
254,801	(2)	Mitsui & Co., Ltd.	4,378,200	0.2
28,814		Mitsui Chemicals, Inc.	696,426	0.0
145,419		Mitsui Fudosan Co., Ltd.	2,530,536	0.1
13,700		Miura Co., Ltd.	671,971	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
376,906	(2)	Mizuho Financial Group, Inc.	$ 4,704,419	0.2
19,600		MonotaRO Co. Ltd.	973,551	0.1
69,554		MS&AD Insurance Group Holdings, Inc.	1,874,008	0.1
89,744		Murata Manufacturing Co., Ltd.	5,835,798	0.3
17,621		Nabtesco Corp.	639,755	0.0
29,200	(2)	Nagoya Railroad Co., Ltd.	800,497	0.0
38,620		NEC Corp.	2,259,030	0.1
75,800		Nexon Co. Ltd.	1,890,738	0.1
40,269		NGK Insulators Ltd.	574,979	0.0
23,885		NGK Spark Plug Co., Ltd.	417,039	0.0
12,909		NH Foods Ltd.	577,018	0.0
69,884		Nidec Corp.	6,553,578	0.3
23,400		Nihon M&A Center, Inc.	1,338,700	0.1
46,969		Nikon Corp.	316,931	0.0
17,394		Nintendo Co., Ltd.	9,857,028	0.5
328		Nippon Prologis REIT, Inc.	1,106,104	0.1
199		Nippon Building Fund, Inc.	1,126,336	0.1
11,222		Nippon Express Co., Ltd.	654,839	0.0
22,817		Nippon Paint Holdings Co., Ltd.	2,348,927	0.1
7,100		Nippon Shinyaku Co., Ltd.	584,571	0.0
126,280	(1)	Nippon Steel Corp.	1,192,138	0.1
201,096		Nippon Telegraph & Telephone Corp.	4,105,712	0.2
23,903		Nippon Yusen KK	414,740	0.0
19,400		Nissan Chemical Corp.	1,034,213	0.1
362,992	(1)	Nissan Motor Co., Ltd.	1,283,757	0.1
30,967		Nisshin Seifun Group, Inc.	491,481	0.0
9,917		Nissin Food Products Co., Ltd.	931,682	0.1
12,506		Nitori Co., Ltd.	2,594,393	0.1
24,842		Nitto Denko Corp.	1,618,426	0.1
491,626		Nomura Holdings, Inc.	2,246,697	0.1
18,045		Nomura Real Estate Holdings, Inc.	343,418	0.0
664		Nomura Real Estate Master Fund, Inc.	831,840	0.0
50,068		Nomura Research Institute Ltd.	1,474,227	0.1
56,049		NSK Ltd.	429,019	0.0
98,720		NTT Data Corp.	1,263,351	0.1
176,554	(2)	NTT DoCoMo, Inc.	6,487,675	0.3
101,515		Obayashi Corp.	926,760	0.1
10,900		Obic Co., Ltd.	1,916,903	0.1
46,127		Odakyu Electric Railway Co., Ltd.	1,159,534	0.1
134,826		Oji Holdings Corp.	619,535	0.0
182,028		Olympus Corp.	3,785,408	0.2
29,023		Omron Corp.	2,269,196	0.1
57,790		Ono Pharmaceutical Co., Ltd.	1,817,719	0.1
6,000		Oracle Corp. Japan	647,861	0.0
31,180		Oriental Land Co., Ltd.	4,372,846	0.2
205,263		ORIX Corp.	2,563,791	0.1
410		Orix JREIT, Inc.	630,832	0.0
58,665		Osaka Gas Co., Ltd.	1,142,154	0.1
16,322		Otsuka Corp.	834,076	0.0
61,046		Otsuka Holdings Co. Ltd.	2,586,233	0.1
64,368		Pan Pacific International Holdings Corp.	1,499,020	0.1
345,231	(2)	Panasonic Corp.	2,940,704	0.1
16,999		Park24 Co., Ltd.	275,990	0.0
14,700	(1)	PeptiDream, Inc.	689,854	0.0
27,800		Persol Holdings Co. Ltd.	454,090	0.0
18,100		Pigeon Corp.	808,731	0.0
14,300		Pola Orbis Holdings, Inc.	269,631	0.0
134,570		Rakuten, Inc.	1,451,065	0.1
198,800		Recruit Holdings Co. Ltd.	7,895,414	0.4
120,300	(1)	Renesas Electronics Corp.	882,959	0.1
327,013		Resona Holdings, Inc.	1,114,078	0.1
104,832	(2)	Ricoh Co., Ltd.	707,639	0.0
5,666		Rinnai Corp.	552,669	0.0
13,750		Rohm Co., Ltd.	1,063,013	0.1
37,300		Ryohin Keikaku Co., Ltd.	619,793	0.0
56,245		Santen Pharmaceutical Co., Ltd.	1,149,978	0.1
36,970		SBI Holdings, Inc.	957,962	0.1
8,100		SCSK Corp.	453,187	0.0
32,806		Secom Co., Ltd.	3,002,258	0.1
27,010		Sega Sammy Holdings, Inc.	329,197	0.0
32,900		Seibu Holdings, Inc.	354,274	0.0
43,716	(2)	Seiko Epson Corp.	502,745	0.0
55,819		Sekisui Chemical Co., Ltd.	892,840	0.1
96,285		Sekisui House Ltd.	1,706,240	0.1
117,771		Seven & I Holdings Co., Ltd.	3,659,158	0.2
92,207	(2)	Seven Bank Ltd.	223,468	0.0
25,000		SG Holdings Co. Ltd.	1,300,842	0.1
33,300		Sharp Corp.	414,227	0.0
34,672		Shimadzu Corp.	1,055,290	0.1
3,461		Shimamura Co., Ltd.	336,214	0.0
11,555		Shimano, Inc.	2,280,901	0.1
86,292		Shimizu Corp.	649,619	0.0
55,289		Shin-Etsu Chemical Co., Ltd.	7,234,805	0.3
24,294		Shinsei Bank Ltd.	299,965	0.0
41,332		Shionogi & Co., Ltd.	2,212,264	0.1
62,462		Shiseido Co., Ltd.	3,615,924	0.2
65,081		Shizuoka Bank Ltd.	449,459	0.0
21,100		Showa Denko KK	387,287	0.0
8,936		SMC Corp.	4,984,829	0.2
448,500	(2)	SoftBank Corp.	5,011,692	0.2
244,892		SoftBank Group Corp.	15,152,591	0.7
11,200		Sohgo Security Services Co., Ltd.	533,525	0.0
52,513		Sompo Holdings, Inc.	1,812,915	0.1
197,070		Sony Corp.	15,103,846	0.7
14,400		Square Enix Holdings Co., Ltd.	953,011	0.1
20,388		Stanley Electric Co., Ltd.	587,564	0.0
96,235	(2)	Subaru Corp.	1,868,196	0.1
40,900		Sumco Corp.	577,062	0.0
232,971		Sumitomo Chemical Co., Ltd.	771,129	0.0
185,855	(2)	Sumitomo Corp.	2,240,388	0.1
28,009		Sumitomo Dainippon Pharma Co. Ltd.	369,086	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
117,933		Sumitomo Electric Industries Ltd.	$ 1,327,610	0.1
17,296		Sumitomo Heavy Industries	402,406	0.0
36,380		Sumitomo Metal Mining Co., Ltd.	1,128,300	0.1
203,851	(2)	Sumitomo Mitsui Financial Group, Inc.	5,699,838	0.3
52,785		Sumitomo Mitsui Trust Holdings, Inc.	1,404,281	0.1
48,396		Sumitomo Realty & Development Co., Ltd.	1,432,673	0.1
26,759		Sumitomo Rubber Industries, Inc.	248,568	0.0
11,200		Sundrug Co., Ltd.	422,183	0.0
21,734		Suntory Beverage & Food Ltd.	816,186	0.0
10,517		Suzuken Co., Ltd.	401,161	0.0
57,544		Suzuki Motor Corp.	2,465,062	0.1
26,138		Sysmex Corp.	2,500,936	0.1
84,111	(2)	T&D Holdings, Inc.	829,194	0.0
18,900		Taiheiyo Cement Corp.	482,584	0.0
29,861		Taisei Corp.	1,010,708	0.1
5,300		Taisho Pharmaceutical Holdings Co. Ltd.	349,041	0.0
23,725		Taiyo Nippon Sanso Corp.	364,799	0.0
246,322		Takeda Pharmaceutical Co., Ltd.	8,804,272	0.4
20,212		TDK Corp.	2,207,005	0.1
27,901		Teijin Ltd.	432,700	0.0
100,928		Terumo Corp.	4,018,418	0.2
18,878		THK Co., Ltd.	475,075	0.0
35,000		TIS, Inc.	743,399	0.0
29,485		Tobu Railway Co., Ltd.	911,139	0.1
17,500		Toho Co., Ltd.	721,503	0.0
11,600	(2)	Toho Gas Co., Ltd.	573,977	0.0
66,813		Tohoku Electric Power Co., Inc.	669,607	0.0
98,688	(2)	Tokio Marine Holdings, Inc.	4,318,051	0.2
6,700	(2)	Tokyo Century Corp.	365,189	0.0
226,166	(1)	Tokyo Electric Power Co., Inc.	621,995	0.0
23,265		Tokyo Electron Ltd.	6,078,091	0.3
58,772		Tokyo Gas Co., Ltd.	1,341,207	0.1
78,194		Tokyu Corp.	1,014,829	0.1
95,635		Tokyu Fudosan Holdings Corp.	413,115	0.0
41,016		Toppan Printing Co., Ltd.	579,758	0.0
216,803		Toray Industries, Inc.	991,875	0.1
60,461		Toshiba Corp.	1,542,335	0.1
40,700		Tosoh Corp.	660,805	0.0
22,134		Toto Ltd.	1,019,919	0.1
13,888		Toyo Suisan Kaisha Ltd.	733,373	0.0
10,200		Toyoda Gosei Co., Ltd.	234,203	0.0
22,905		Toyota Industries Corp.	1,450,386	0.1
331,358		Toyota Motor Corp.	21,992,236	1.0
33,254		Toyota Tsusho Corp.	935,312	0.1
20,853		Trend Micro, Inc.	1,270,755	0.1
5,700		Tsuruha Holdings, Inc.	808,072	0.0
63,078		Unicharm Corp.	2,821,057	0.1
463		United Urban Investment Corp.	515,207	0.0
34,326		USS Co., Ltd.	614,208	0.0
14,800		Welcia Holdings Co. Ltd.	649,031	0.0
25,421		West Japan Railway Co.	1,256,009	0.1
18,685		Yakult Honsha Co., Ltd.	1,037,487	0.1
113,337		Yamada Denki Co., Ltd.	565,204	0.0
21,007		Yamaha Corp.	1,007,513	0.1
43,804		Yamaha Motor Co., Ltd.	636,502	0.0
48,201		Yamato Holdings Co., Ltd.	1,269,732	0.1
18,900		Yamazaki Baking Co., Ltd.	329,446	0.0
37,542		Yaskawa Electric Corp.	1,468,760	0.1
35,673		Yokogawa Electric Corp.	566,543	0.0
18,569		Yokohama Rubber Co., Ltd.	264,337	0.0
414,744		Z Holdings Corp.	2,770,252	0.1
17,100		ZOZO, Inc.	477,169	0.0
			555,623,472	25.2

		Luxembourg: 0.0%
73,831		Tenaris S.A.	367,833	0.0

		Macau: 0.2%
338,159		Galaxy Entertainment Group Ltd.	2,286,191	0.1
379,202		Sands China Ltd.	1,469,867	0.1
310,365		SJM Holdings Ltd.	367,927	0.0
243,679	(1),(2)	Wynn Macau Ltd.	391,057	0.0
			4,515,042	0.2

		Netherlands: 5.4%
66,136	(1),(4)	ABN AMRO Bank NV	552,868	0.0
2,823	(1),(4)	Adyen NV	5,207,008	0.2
279,769		Aegon NV	724,134	0.0
20,255	(1)	AerCap Holdings NV	510,223	0.0
91,837	(1)	Airbus SE	6,660,574	0.3
30,149		Akzo Nobel NV	3,047,192	0.1
97,377	(1)	Altice NV	463,626	0.0
112,076	(1)	ArcelorMittal SA	1,490,992	0.1
6,977	(1)	Argenx SE	1,843,100	0.1
66,507		ASML Holding NV	24,566,037	1.1
16,956		EXOR NV	920,424	0.0
18,013		Heineken Holding NV	1,403,728	0.1
40,526		Heineken NV	3,607,921	0.2
609,265	(1)	ING Groep NV	4,348,269	0.2
19,749	(1),(2),(4)	Just Eat Takeaway.com NV	2,210,849	0.1
171,982		Koninklijke Ahold Delhaize NV	5,083,461	0.2
26,929		Koninklijke DSM NV	4,433,391	0.2
558,550		Koninklijke KPN NV	1,310,544	0.1
142,982	(1),(2)	Koninklijke Philips NV	6,751,526	0.3
10,993		Koninklijke Vopak NV	619,437	0.0
45,036		NN Group NV	1,688,128	0.1
76,153	(1)	Prosus NV	7,029,169	0.3
35,649	(1)	QIAGEN NV	1,851,603	0.1
18,629	(1)	Randstad NV	971,424	0.1
640,795		Royal Dutch Shell PLC - Class A	7,999,297	0.4
579,070		Royal Dutch Shell PLC - Class B	7,022,445	0.3
228,228		Unilever NV	13,859,766	0.6
42,686		Wolters Kluwer NV	3,641,242	0.2
			119,818,378	5.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: 0.3%
115,055	(1)	a2 Milk Co. Ltd.	$ 1,170,972	0.1
195,566	(1)	Auckland International Airport Ltd.	949,257	0.1
89,832		Fisher & Paykel Healthcare Corp. Ltd.	1,982,643	0.1
106,498		Mercury NZ Ltd.	360,366	0.0
200,363		Meridian Energy Ltd.	658,970	0.0
62,540		Ryman Healthcare Ltd.	587,559	0.0
287,223		Spark New Zealand Ltd.	896,224	0.0
			6,605,991	0.3

		Norway: 0.5%
37,457	(1)	Adevinta ASA	643,726	0.0
148,249	(1)	DNB ASA	2,065,200	0.1
156,600		Equinor ASA	2,218,656	0.1
31,270	(2)	Gjensidige Forsikring ASA	634,616	0.0
68,723		Mowi ASA	1,222,713	0.1
210,268	(1)	Norsk Hydro ASA	580,387	0.0
117,431		Orkla ASA	1,185,170	0.1
15,324	(1)	Schibsted ASA - Class B	610,503	0.0
112,765		Telenor ASA	1,893,186	0.1
27,684		Yara International ASA	1,065,274	0.0
			12,119,431	0.5

		Portugal: 0.2%
434,221		EDP - Energias de Portugal SA	2,135,048	0.1
78,372		Galp Energia SGPS SA	726,943	0.1
39,356		Jeronimo Martins SGPS SA	632,863	0.0
			3,494,854	0.2

		Singapore: 1.0%
480,856		Ascendas Real Estate Investment Trust	1,150,656	0.1
422,242		CapitaLand Commercial Trust	511,988	0.0
401,596		CapitaLand Ltd.	802,936	0.1
403,701		CapitaLand Mall Trust	574,568	0.0
71,081		City Developments Ltd.	400,148	0.0
280,420		DBS Group Holdings Ltd.	4,122,554	0.2
945,412		Genting Singapore Ltd.	466,676	0.0
15,470		Jardine Cycle & Carriage Ltd.	205,343	0.0
227,404		Keppel Corp., Ltd.	744,905	0.0
336,100		Mapletree Commercial Trust	482,832	0.0
415,900		Mapletree Logistics Trust	626,457	0.0
516,922		Oversea-Chinese Banking Corp., Ltd.	3,214,603	0.2
211,000		Singapore Airlines Ltd.	539,965	0.0
125,651		Singapore Exchange Ltd.	847,474	0.1
1,276,550		Singapore Telecommunications Ltd.	1,997,893	0.1
244,106		Singapore Technologies Engineering Ltd.	622,060	0.0
307,700		Suntec Real Estate Investment Trust	329,917	0.0
183,956		United Overseas Bank Ltd.	2,591,424	0.1
72,500		UOL Group Ltd.	356,241	0.0
43,000		Venture Corp. Ltd.	610,558	0.0
300,376		Wilmar International Ltd.	975,275	0.1
400,600		Yangzijiang Shipbuilding Holdings Ltd.	292,633	0.0
			22,467,106	1.0

		Spain: 2.2%
41,790		ACS Actividades de Construccion y Servicios SA	944,655	0.0
10,554	(1),(4)	Aena SME SA	1,469,426	0.1
70,388		Amadeus IT Group SA	3,909,093	0.2
1,042,528		Banco Bilbao Vizcaya Argentaria SA	2,894,011	0.1
2,596,484	(1),(2)	Banco Santander SA	4,843,127	0.2
105,404		Bankinter S.A.	453,762	0.0
49,465	(4)	Cellnex Telecom SA	3,002,675	0.1
561,121		CaixaBank SA	1,191,203	0.1
38,914		Enagas	897,873	0.0
49,661		Endesa S.A.	1,328,340	0.1
75,771		Ferrovial SA - FERE	1,840,520	0.1
46,638	(2)	Grifols SA	1,341,090	0.1
928,128		Iberdrola S.A. - IBEE	11,424,012	0.5
170,435		Industria de Diseno Textil SA	4,715,007	0.2
168,521		Mapfre SA	264,388	0.0
46,160	(2)	Naturgy Energy Group SA	925,729	0.0
67,679		Red Electrica Corp. SA	1,269,351	0.1
232,451		Repsol SA	1,570,359	0.1
37,274		Siemens Gamesa Renewable Energy SA	1,008,719	0.1
760,538		Telefonica S.A.	2,605,291	0.1
			47,898,631	2.2

		Sweden: 3.1%
49,187	(1)	Alfa Laval AB	1,085,779	0.0
156,710		Assa Abloy AB	3,663,898	0.2
104,920		Atlas Copco AB - A Shares	5,002,459	0.2
61,011		Atlas Copco AB - B Shares	2,546,229	0.1
42,764		Boliden AB - BOLS	1,268,835	0.1
35,264		Electrolux AB	822,035	0.0
103,037		Epiroc AB - A Shares	1,492,620	0.1
60,972		Epiroc AB - B Shares	846,333	0.0
37,250	(2)	EQT AB	722,820	0.0
94,825	(1)	Essity AB	3,201,412	0.1
19,878	(4)	Evolution Gaming Group AB	1,313,402	0.1
15,725	(2)	ICA Gruppen AB	798,859	0.0
125,607	(2)	Hennes & Mauritz AB	2,163,952	0.1
44,002	(1)	Hexagon AB - B Shares	3,323,604	0.2
65,338		Husqvarna AB - B Shares	718,468	0.0
24,809	(1)	Industrivarden AB-Class C	659,763	0.0
23,148	(2)	Investment AB Latour	543,836	0.0
71,167		Investor AB - B Shares	4,648,611	0.2
37,823		Kinnevik AB	1,535,173	0.1
11,883	(1),(2)	Lundbergforetagen AB	587,128	0.0
29,058		Lundin Energy AB	576,244	0.0
48,756	(1)	Nibe Industrier AB	1,253,082	0.1
176,512	(1)	Sandvik AB	3,451,751	0.2
48,957	(1)	Securitas AB	748,401	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
254,463	(1)	Skandinaviska Enskilda Banken AB	$ 2,260,034	0.1
53,186	(1)	Skanska AB	1,123,216	0.1
59,516		SKF AB - B Shares	1,227,849	0.1
94,728	(1),(2)	Svenska Cellulosa AB SCA	1,298,669	0.1
243,254	(1)	Svenska Handelsbanken AB	2,035,250	0.1
141,592	(1)	Swedbank AB	2,216,710	0.1
25,343		Swedish Match AB	2,072,214	0.1
78,079	(2)	Tele2 AB	1,100,831	0.1
456,042	(2)	Telefonaktiebolaget LM Ericsson	4,990,577	0.2
383,389		Telia Co. AB	1,568,497	0.1
232,463	(1)	Volvo AB - B Shares	4,465,582	0.2
			67,334,123	3.1

		Switzerland: 10.4%
287,947		ABB Ltd.	7,320,723	0.3
24,262		Adecco Group AG	1,280,193	0.1
76,825	(1)	Alcon, Inc.	4,355,648	0.2
7,248		Baloise Holding AG	1,067,083	0.0
4,710		Banque Cantonale Vaudoise	477,977	0.0
472		Barry Callebaut AG	1,051,315	0.0
15		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	1,336,461	0.1
169		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,426,525	0.1
81,559		Cie Financiere Richemont SA	5,476,105	0.2
31,139		Clariant AG	614,283	0.0
31,248		Coca-Cola HBC AG	771,605	0.0
379,394		Credit Suisse Group AG	3,787,377	0.2
1,280	(2)	EMS-Chemie Holding AG	1,150,036	0.1
5,791		Geberit AG - Reg	3,426,097	0.2
1,443		Givaudan	6,230,600	0.3
1,562,448	(1)	Glencore PLC	3,239,244	0.1
81,856		LafargeHolcim Ltd.-CHF	3,726,049	0.2
34,993		Julius Baer Group Ltd.	1,486,237	0.1
8,443		Kuehne & Nagel International AG	1,639,406	0.1
25,712		Logitech International SA	1,991,706	0.1
11,635		Lonza Group AG	7,180,372	0.3
464,983		Nestle SA	55,338,576	2.5
346,918		Novartis AG	30,120,920	1.4
2,922		Partners Group	2,687,667	0.1
109,771		Roche Holding AG	37,601,019	1.7
6,366		Schindler Holding AG - Part Cert	1,737,793	0.1
3,146		Schindler Holding AG - Reg	853,818	0.0
946		SGS SA	2,535,127	0.1
22,152		Sika AG	5,439,464	0.2
8,558	(1)	Sonova Holding AG - Reg	2,168,727	0.1
99,589		STMicroelectronics NV-STM1	3,054,414	0.1
1,614		Straumann Holding AG	1,632,725	0.1
4,524	(2)	Swatch Group AG - BR	1,054,478	0.0
8,226		Swatch Group AG - Reg	370,431	0.0
4,990		Swiss Life Holding AG	1,888,174	0.1
11,878		Swiss Prime Site AG	1,078,756	0.1
46,071		Swiss Re Ltd.	3,417,498	0.2
4,050		Swisscom AG	2,145,520	0.1
10,238	(2)	Temenos AG	1,376,033	0.1
572,807		UBS Group AG	6,399,918	0.3
7,114		Vifor Pharma AG	967,679	0.0
23,509		Zurich Insurance Group AG	8,197,948	0.4
			229,101,727	10.4

		United Arab Emirates: 0.0%
19,351		NMC Health PLC	4,354	0.0

		United Kingdom: 12.0%
152,139		3i Group PLC	1,953,676	0.1
29,847		Admiral Group Plc	1,006,603	0.0
191,673		Anglo American PLC	4,637,281	0.2
61,656		Antofagasta PLC	813,692	0.0
70,202		Ashtead Group PLC	2,528,084	0.1
55,700		Associated British Foods PLC	1,341,010	0.1
205,030		AstraZeneca PLC	22,402,596	1.0
151,048	(4)	Auto Trader Group PLC	1,096,675	0.1
10,101		AVEVA Group PLC	623,017	0.0
613,165		Aviva PLC	2,268,559	0.1
501,256		BAE Systems PLC	3,113,071	0.1
2,708,824	(1)	Barclays PLC	3,417,359	0.2
159,210		Barratt Developments PLC	976,396	0.0
19,682		Berkeley Group Holdings PLC	1,072,925	0.0
3,165,541		BP PLC	9,154,728	0.4
358,456		British American Tobacco PLC	12,858,348	0.6
137,641		British Land Co. PLC	600,036	0.0
1,390,580		BT Group PLC	1,761,347	0.1
52,658		Bunzl PLC	1,700,146	0.1
63,270		Burberry Group PLC	1,268,203	0.1
159,994	(1)	CNH Industrial NV	1,237,456	0.1
23,965		Coca-Cola European Partners PLC - EUR	941,440	0.0
7,967		Coca-Cola European Partners PLC - USD	309,199	0.0
278,698		Compass Group PLC	4,186,557	0.2
60,857		CRH PLC - London	2,194,785	0.1
20,152		Croda International PLC	1,625,584	0.1
365,180		Diageo PLC	12,543,522	0.6
213,203		Direct Line Insurance Group PLC	743,594	0.0
79,452		Evraz PLC	353,793	0.0
141,917		Experian PLC	5,332,467	0.2
35,111		Ferguson PLC	3,533,253	0.2
171,558	(1)	Fiat Chrysler Automobiles NV	2,105,872	0.1
783,892		GlaxoSmithKline PLC	14,696,086	0.7
91,112	(1)	GVC Holdings PLC	1,141,114	0.1
59,358		Halma PLC	1,793,324	0.1
51,912		Hargreaves Lansdown PLC	1,044,242	0.0
27,038		Hikma Pharmaceuticals PLC	906,245	0.0
3,182,077		HSBC Holdings PLC	12,449,165	0.6
147,971		Imperial Brands PLC	2,613,699	0.1
234,857	(1)	Informa PLC	1,138,280	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
27,038	(1)	InterContinental Hotels Group PLC	$ 1,419,243	0.1
25,234		Intertek Group PLC	2,059,018	0.1
276,788		J Sainsbury Plc	681,492	0.0
68,474		JD Sports Fashion PLC	714,779	0.0
30,259		Johnson Matthey PLC	919,514	0.0
329,920		Kingfisher PLC	1,263,732	0.1
110,132		Land Securities Group PLC	741,452	0.0
932,699		Legal & General Group PLC	2,275,297	0.1
11,054,608	(1)	Lloyds Banking Group Plc	3,752,858	0.2
49,420		London Stock Exchange Group PLC	5,669,335	0.3
406,497		M&G PLC	835,530	0.0
759,591	(1)	Melrose Industries PLC	1,126,370	0.1
75,917		Mondi PLC	1,605,243	0.1
548,520		National Grid PLC	6,300,417	0.3
20,787		Next PLC	1,593,688	0.1
71,409	(1)	Ocado Group PLC	2,525,696	0.1
117,559	(2)	Pearson PLC	833,922	0.0
49,863		Persimmon PLC	1,589,062	0.1
406,717		Prudential PLC	5,835,732	0.3
110,970		Reckitt Benckiser Group PLC	10,820,216	0.5
301,762		Relx PLC (GBP Exchange)	6,716,672	0.3
289,144	(1)	Rentokil Initial Plc	1,998,531	0.1
175,309		Rio Tinto PLC	10,548,828	0.5
301,912	(2)	Rolls-Royce Holdings PLC	501,282	0.0
756,356	(1)	Natwest Group PLC	1,035,796	0.0
161,299		RSA Insurance Group PLC	941,804	0.0
170,667		Sage Group PLC/The	1,586,047	0.1
19,436		Schroders PLC	675,011	0.0
184,427		Segro PLC	2,216,372	0.1
37,204		Severn Trent PLC	1,171,364	0.1
136,744		Smith & Nephew PLC	2,678,737	0.1
61,947		Smiths Group PLC	1,095,825	0.1
11,518		Spirax-Sarco Engineering PLC	1,640,191	0.1
162,400		SSE PLC	2,527,634	0.1
83,649		St. James's Place PLC	1,006,335	0.0
419,165	(1)	Standard Chartered PLC	1,928,836	0.1
356,349		Standard Life Aberdeen PLC	1,037,764	0.0
569,708		Taylor Wimpey PLC	796,621	0.0
1,530,177		Tesco PLC	4,197,765	0.2
182,576		Unilever PLC	11,256,453	0.5
106,614		United Utilities Group PLC	1,177,704	0.1
4,183,164		Vodafone Group PLC	5,544,519	0.3
31,513	(1)	Whitbread PLC	861,025	0.0
376,016		WM Morrison Supermarkets PLC	825,335	0.0
191,451		WPP PLC	1,503,655	0.1
			263,516,131	12.0

	Total Common Stock
	(Cost $1,872,728,291)		2,129,038,255	96.6

PREFERRED STOCK: 0.6%
		Germany: 0.6%
8,891		Bayerische Motoren Werke AG	485,917	0.0
10,866		Fuchs Petrolub AG	552,493	0.0
27,856		Henkel AG & Co. KGaA	2,913,378	0.2
23,941	(1)	Porsche AG	1,424,306	0.1
5,561		Sartorius AG	2,279,325	0.1
28,997	(1)	Volkswagen AG	4,665,970	0.2

	Total Preferred Stock
	(Cost $10,851,384)		12,321,389	0.6

	Total Long-Term Investments
	(Cost $1,883,579,675)		2,141,359,644	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
		Repurchase Agreements: 5.0%
4,974,044	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $4,974,062, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $5,073,525, due 09/01/29-02/20/69)	4,974,044	0.2

11,698,046	(5)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.06%-0.24%, due 10/01/20 (Repurchase Amount $11,698,110, collateralized by various U.S. Government Securities, 0.000%-7.875%, Market Value plus accrued interest $12,202,032, due 03/25/21-11/15/49)	11,698,046	0.5
9,619,237	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $9,619,263, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $9,811,622, due 10/25/20-06/20/69)	9,619,237	0.4

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,317,493	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,317,499, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,363,852, due 08/15/27-09/01/50)	$ 2,317,493	0.1
8,497,322	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $8,497,350, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $8,667,304, due 10/08/20-08/15/50)	8,497,322	0.4
3,388,229	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $3,388,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,455,994, due 10/01/20-09/01/50)	3,388,229	0.2
6,685,101	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $6,685,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $6,818,828, due 02/15/21-07/20/70)	6,685,101	0.3
15,415,667	(5)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $15,415,726, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $15,723,979, due 10/01/20-09/09/49)	15,415,667	0.7
3,610,445	(5)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,610,457, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $3,682,667, due 08/31/23-08/15/40)	3,610,445	0.2
25,677,909	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $25,677,965, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $26,191,467, due 10/27/20-07/15/61)	25,677,909	1.2
2,109,024	(5)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,109,036, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $2,207,149, due 10/27/20-07/09/40)	2,109,024	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,545,671	(5)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,545,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,636,585, due 06/01/26-02/15/60)	4,545,671	0.2
12,139,683	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $12,139,753, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,415,716, due 04/15/22-02/15/46)	12,139,683	0.5

	Total Repurchase Agreements
	(Cost $110,677,871)		110,677,871	5.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(5): 2.4%
3,372,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,372,000	0.2
47,121,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	47,121,000	2.1
2,316,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	$ 2,316,000	0.1
	Total Mutual Funds
	(Cost $52,809,000)		52,809,000	2.4

	Total Short-Term Investments
	(Cost $163,486,871)		163,486,871	7.4

Total Investments in Securities (Cost $2,047,066,546)	$ 2,304,846,515	104.6
Liabilities in Excess of Other Assets	(101,296,927)	(4.6)
Net Assets	$ 2,203,549,588	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Industrials	14.8%
Financials	14.7
Health Care	13.9
Consumer Staples	11.7
Consumer Discretionary	11.5
Information Technology	8.4
Materials	7.4
Communication Services	5.3
Utilities	3.8
Real Estate	3.0
Energy	2.7
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$146,994,614	$–	$146,994,614
Austria	–	3,309,907	–	3,309,907
Belgium	–	18,949,452	–	18,949,452
China	1,804,286	2,772,607	–	4,576,893
Denmark	4,075,844	50,190,870	–	54,266,714
Finland	–	26,334,406	–	26,334,406
France	–	216,618,225	–	216,618,225
Germany	1,611,613	189,721,377	–	191,332,990
Hong Kong	758,369	61,735,008	–	62,493,377
Ireland	–	15,677,927	–	15,677,927
Israel	6,341,200	6,220,263	–	12,561,463
Italy	–	43,055,214	–	43,055,214
Japan	649,031	554,974,441	–	555,623,472
Luxembourg	–	367,833	–	367,833
Macau	–	4,515,042	–	4,515,042
Netherlands	2,981,263	116,837,115	–	119,818,378
New Zealand	–	6,605,991	–	6,605,991
Norway	643,726	11,475,705	–	12,119,431
Portugal	–	3,494,854	–	3,494,854
Singapore	–	22,467,106	–	22,467,106
Spain	–	47,898,631	–	47,898,631
Sweden	–	67,334,123	–	67,334,123
Switzerland	–	229,101,727	–	229,101,727
United Arab Emirates	–	4,354	–	4,354
United Kingdom	309,199	263,206,932	–	263,516,131
Total Common Stock	19,174,531	2,109,863,724	–	2,129,038,255
Preferred Stock	–	12,321,389	–	12,321,389
Short-Term Investments	52,809,000	110,677,871	–	163,486,871
Total Investments, at fair value	$71,983,531	$2,232,862,984	$–	$2,304,846,515
Liabilities Table
Other Financial Instruments+
Futures	$(1,207,979)	$–	$–	$(1,207,979)
Total Liabilities	$(1,207,979)	$–	$–	$(1,207,979)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	668	12/18/20	$61,896,880	$(1,207,979)
			$61,896,880	$(1,207,979)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,083,790,776.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$507,894,613
Gross Unrealized Depreciation	(285,648,206)
Net Unrealized Appreciation	$222,246,407